SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 51.6%
	Banks — 1.4%
	Banks — 1.4%
	BNP Paribas SA	6,525	$ 410,971
	JPMorgan Chase & Co.	5,242	762,397
			1,173,368
	Capital Goods — 1.6%
	Aerospace & Defense — 0.9%
	L3Harris Technologies, Inc.	3,725	729,243
	Machinery — 0.7%
	Otis Worldwide Corp.	6,060	539,401
			1,268,644
	Consumer Discretionary Distribution & Retail — 3.5%
	Broadline Retail — 2.6%
[a]	Amazon.com, Inc.	9,760	1,272,314
[a]	MercadoLibre, Inc.	687	813,820
	Specialty Retail — 0.9%
	Home Depot, Inc.	2,406	747,400
			2,833,534
	Consumer Services — 1.9%
	Diversified Consumer Services — 0.9%
	Service Corp. International	11,227	725,152
	Hotels, Restaurants & Leisure — 1.0%
	Wyndham Hotels & Resorts, Inc.	5,417	371,443
	Yum China Holdings, Inc.	7,450	419,847
			1,516,442
	Consumer Staples Distribution & Retail — 0.5%
	Consumer Staples Distribution & Retail — 0.5%
	Costco Wholesale Corp.	727	391,402
			391,402
	Energy — 4.6%
	Energy Equipment & Services — 0.8%
	Liberty Energy, Inc. Class A	46,196	617,641
	Oil, Gas & Consumable Fuels — 3.8%
	Chesapeake Energy Corp.	9,283	776,801
	Enbridge, Inc.	25,214	937,186
	Shell plc	17,809	529,813
	TotalEnergies SE	15,289	876,711
			3,738,152
	Financial Services — 6.0%
	Capital Markets — 1.2%
	Charles Schwab Corp.	8,152	462,055
	CME Group, Inc.	2,781	515,292
	Consumer Finance — 1.3%
	Capital One Financial Corp.	7,258	793,807
	SBI Cards & Payment Services Ltd.	26,865	277,963
	Financial Services — 3.5%
[a,b]	Adyen NV	250	432,606
	Mastercard, Inc. Class A	2,731	1,074,102
	Visa, Inc. Class A	5,747	1,364,798
			4,920,623
	Food, Beverage & Tobacco — 1.3%
	Food Products — 1.3%
	Nestle SA	8,838	1,062,476
			1,062,476

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Health Care Equipment & Services — 0.9%
	Health Care Equipment & Supplies — 0.9%
	Medtronic plc	8,377	$ 738,014
			738,014
	Insurance — 2.5%
	Insurance — 2.5%
	AIA Group Ltd.	66,400	670,270
	NN Group NV	37,170	1,375,387
			2,045,657
	Materials — 2.4%
	Chemicals — 1.6%
	Akzo Nobel NV	6,131	499,888
	Linde plc	2,142	816,273
	Metals & Mining — 0.8%
	Glencore plc	76,743	433,226
	Teck Resources Ltd. Class B	5,923	249,358
			1,998,745
	Media & Entertainment — 3.2%
	Entertainment — 1.0%
	Nintendo Co. Ltd.	18,000	816,078
	Interactive Media & Services — 2.2%
[a]	Alphabet, Inc. Class A	14,979	1,792,986
			2,609,064
	Pharmaceuticals, Biotechnology & Life Sciences — 6.3%
	Biotechnology — 1.8%
[a]	BioMarin Pharmaceutical, Inc.	16,464	1,427,099
	Pharmaceuticals — 4.5%
	AstraZeneca plc	3,658	523,844
	Merck & Co., Inc.	5,273	608,452
	Novo Nordisk A/S Class B	2,443	393,615
	Pfizer, Inc.	25,413	932,149
	Roche Holding AG	4,077	1,245,807
			5,130,966
	Semiconductors & Semiconductor Equipment — 5.4%
	Semiconductors & Semiconductor Equipment — 5.4%
	ASML Holding NV	1,516	1,096,774
	Broadcom, Inc.	1,543	1,338,445
	NVIDIA Corp.	1,569	663,718
	Taiwan Semiconductor Manufacturing Co. Ltd.	73,000	1,350,094
			4,449,031
	Software & Services — 5.1%
	Information Technology Services — 1.6%
	HCL Technologies Ltd.	26,881	388,243
	Nomura Research Institute Ltd.	34,400	944,304
	Software — 3.5%
	Microsoft Corp.	4,523	1,540,262
	SAP SE	6,591	900,020
[a]	ServiceNow, Inc.	755	424,287
			4,197,116
	Technology Hardware & Equipment — 2.4%
	Electronic Equipment, Instruments & Components — 0.7%
	Keyence Corp.	1,283	603,289
	Technology Hardware, Storage & Peripherals — 1.7%
	Apple, Inc.	7,002	1,358,178
			1,961,467
	Telecommunication Services — 2.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Diversified Telecommunication Services — 1.2%
	Deutsche Telekom AG	19,597	$ 427,172
	Orange SA	51,242	598,405
	Wireless Telecommunication Services — 1.0%
	KDDI Corp.	25,500	786,410
			1,811,987
	Transportation — 0.4%
	Ground Transportation — 0.4%
	Canadian Pacific Kansas City Ltd.	3,950	319,042
			319,042
	Total Common Stock (Cost $36,279,290)		42,165,730
	Asset Backed Securities — 6.3%
	Auto Receivables — 2.9%
[b]	ACC Auto Trust, Series 2022-A Class A, 4.58% due 7/15/2026	$ 193,985	191,278
	CarMax Auto Owner Trust, Series 2021-1 Class A3, 0.34% due 12/15/2025	309,970	300,873
[b]	CPS Auto Receivables Trust, Series 2022-A Class A, 0.98% due 4/16/2029	45,131	44,940
[b]	Credit Suisse ABS Trust Series 2020-AT1 Class CERT, due 6/15/2026	5,883	75,263
[b]	Exeter Automobile Receivables Trust, Series 2019-3A Class D, 3.11% due 8/15/2025	165,561	163,496
	Flagship Credit Auto Trust,
[b]	Series 2019-4 Class R, due 3/15/2027	5,000	314,095
[b]	Series 2022-1 Class A, 1.79% due 10/15/2026	308,904	300,836
[b]	Foursight Capital Automobile Receivables Trust, Series 2022-2 Class A2, 4.49% due 3/16/2026	243,490	242,170
[b]	GLS Auto Receivables Issuer Trust, Series 2022-1A Class A, 1.98% due 8/15/2025	162,257	161,075
	Harley-Davidson Motorcycle Trust, Series 2021-B Class A3, 0.56% due 11/16/2026	396,511	382,794
[b]	Westlake Automobile Receivables Trust, Series 2020-3A Class C, 1.24% due 11/17/2025	155,973	154,114
			2,330,934
	Other Asset Backed — 3.3%
[b]	Amur Equipment Finance Receivables IX LLC, Series 2021-1A Class F, 6.09% due 2/20/2029	600,000	549,338
[b]	Aqua Finance Trust, Series 2019-A Class B, 3.47% due 7/16/2040	176,431	159,596
[b]	Conn’s Receivables Funding LLC, Series 2021-A Class B, 2.87% due 5/15/2026	70,086	70,017
[b]	Consumer Loan Underlying Bond Credit Trust, Series 2019-P1 Class C, 4.66% due 7/15/2026	56,191	56,159
[b,c]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	165,659	99,495
[b]	Foundation Finance Trust, Series 2019-1A Class A, 3.86% due 11/15/2034	21,081	20,656
[b,d]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	2,000	143,895
[b]	LendingPoint Pass-Through Trust, Series 2022-ST1 Class A, 2.50% due 3/15/2028	121,761	116,167
	Marlette Funding Trust,
[b]	Series 2021-1A Class R, due 6/16/2031	1,200	59,185
[b]	Series 2021-2A Class R, due 9/15/2031	1,150	88,882
[b]	Series 2021-3A Class R, due 12/15/2031	1,200	142,057
[b]	Series 2022-1A Class A, 1.36% due 4/15/2032	102,094	101,488
[b,d]	Mosaic Solar Loan Trust Series 2021-2A Class R, due 4/22/2047	1,150,000	220,992
[b]	New Residential Advance Receivables Trust Advance Receivables Backed, Series 2020-T1 Class DT1, 3.011% due 8/15/2053	250,000	248,036
[b]	Pagaya AI Debt Trust, Series 2022-1 Class A, 2.03% due 10/15/2029	270,546	263,134
[b,e]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	30,000	29,079
[b]	Sierra Timeshare Receivables Funding LLC, Series 2019-1A Class A, 3.20% due 1/20/2036	13,009	12,431
[b]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	100,000	89,591
	Upstart Pass-Through Trust,
[b]	Series 2021-ST4 Class CERT, due 7/20/2027	500,000	114,537
[b]	Series 2021-ST7 Class A, 1.85% due 9/20/2029	115,206	113,700
			2,698,435
	Student Loan — 0.1%
[b,e]	Navient Private Education Loan Trust, Series 2015-AA Class A2B, 6.393% (LIBOR 1 Month + 1.20%) due 12/15/2028	6,429	6,429
[b]	SMB Private Education Loan Trust, Series 2020-B Class A1A, 1.29% due 7/15/2053	129,811	115,071
			121,500
	Total Asset Backed Securities (Cost $5,881,684)		5,150,869
	Corporate Bonds — 11.4%
	Automobiles & Components — 0.8%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Automobiles — 0.4%
[b]	Hyundai Capital America, 0.875% due 6/14/2024	$ 300,000	$ 286,056
	Construction & Engineering — 0.2%
[b,c]	IHS Netherlands Holdco BV, 8.00% due 9/18/2027	200,000	182,108
	Trading Companies & Distributors — 0.2%
[b]	LKQ Corp., 6.25% due 6/15/2033	200,000	201,158
			669,322
	Capital Goods — 0.8%
	Aerospace & Defense — 0.5%
[b]	TransDigm, Inc., 6.75% due 8/15/2028	400,000	402,128
	Machinery — 0.3%
[b]	Regal Rexnord Corp., 6.05% due 2/15/2026	250,000	250,475
			652,603
	Commercial Services — 0.3%
	Food Products — 0.3%
[b]	Darling Global Finance BV (EUR), 3.625% due 5/15/2026	200,000	212,922
			212,922
	Energy — 0.6%
	Oil, Gas & Consumable Fuels — 0.6%
[c]	Ecopetrol SA, 8.875% due 1/13/2033	250,000	247,320
	Petroleos Mexicanos,
[c]	5.95% due 1/28/2031	120,000	87,646
[c]	6.50% due 6/2/2041	200,000	126,852
			461,818
	Equity Real Estate Investment Trusts (REITs) — 0.4%
	Diversified REITs — 0.4%
	Extra Space Storage LP, 5.70% due 4/1/2028	250,000	249,838
	Service Properties Trust, 4.95% due 2/15/2027	40,000	34,208
			284,046
	Financial Services — 0.7%
	Banks — 0.3%
[e]	Truist Financial Corp., 6.047% (SOFR + 2.05%) due 6/8/2027	200,000	200,106
	Capital Markets — 0.4%
[b]	Compass Group Diversified Holdings LLC, 5.00% due 1/15/2032	250,000	201,025
	Owl Rock Technology Finance Corp.,
	2.50% due 1/15/2027	168,000	139,260
[b]	4.75% due 12/15/2025	11,000	9,969
			550,360
	Food, Beverage & Tobacco — 0.3%
	Tobacco — 0.3%
[b]	Vector Group Ltd., 10.50% due 11/1/2026	251,000	251,791
			251,791
	Industrials — 0.2%
	Transportation Infrastructure — 0.2%
[b]	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20% due 6/15/2030	200,000	201,196
			201,196
	Insurance — 1.0%
	Insurance — 1.0%
[c]	Pentair Finance Sarl, 5.90% due 7/15/2032	400,000	404,444
[b]	Principal Life Global Funding II, 5.50% due 6/28/2028	250,000	248,397
	Reinsurance Group of America, Inc., 6.00% due 9/15/2033	200,000	201,416
			854,257
	Materials — 1.1%
	Chemicals — 0.3%
	FMC Corp., 5.15% due 5/18/2026	200,000	197,002

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Metals & Mining — 0.8%
[b]	Compass Minerals International, Inc., 6.75% due 12/1/2027	$ 500,000	$ 482,250
[b,c]	POSCO, 5.625% due 1/17/2026	200,000	199,568
			878,820
	Media & Entertainment — 0.7%
	Media — 0.7%
[b]	CCO Holdings LLC/CCO Holdings Capital Corp.,4.25% due 2/1/2031 - 1/15/2034	750,000	592,937
			592,937
	Pharmaceuticals, Biotechnology & Life Sciences — 0.1%
	Life Sciences Tools & Services — 0.1%
[b]	Avantor Funding, Inc. (EUR), 2.625% due 11/1/2025	100,000	104,487
			104,487
	Semiconductors & Semiconductor Equipment — 0.7%
	Semiconductors & Semiconductor Equipment — 0.7%
	Intel Corp., 4.875% due 2/10/2026	200,000	199,472
[b]	Qorvo, Inc., 3.375% due 4/1/2031	200,000	161,358
[b,c]	SK Hynix, Inc., 6.25% due 1/17/2026	200,000	199,410
			560,240
	Software & Services — 0.9%
	Internet Software & Services — 0.3%
[b]	Prosus NV (EUR), 1.288% due 7/13/2029	285,000	237,147
	Software — 0.6%
[b]	GoTo Group, Inc., 5.50% due 9/1/2027	239,000	133,407
[b]	Open Text Holdings, Inc., 4.125% due 2/15/2030	400,000	340,452
			711,006
	Technology Hardware & Equipment — 1.3%
	Electronic Equipment, Instruments & Components — 0.4%
	Arrow Electronics, Inc., 6.125% due 3/1/2026	300,000	299,253
	Office Electronics — 0.2%
	CDW LLC/CDW Finance Corp., 3.25% due 2/15/2029	250,000	215,800
	Technology Hardware, Storage & Peripherals — 0.7%
	Dell International LLC/EMC Corp., 4.90% due 10/1/2026	250,000	248,267
[b,c]	Lenovo Group Ltd., 5.831% due 1/27/2028	300,000	298,080
			1,061,400
	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.3%
	AT&T, Inc., 5.539% due 2/20/2026	250,000	250,055
			250,055
	Utilities — 1.2%
	Electric Utilities — 1.2%
	AEP Texas, Inc., 5.40% due 6/1/2033	300,000	298,593
	American Electric Power Co., Inc., 5.699% due 8/15/2025	250,000	248,295
[b]	ITC Holdings Corp., 5.40% due 6/1/2033	200,000	198,802
	System Energy Resources, Inc., 6.00% due 4/15/2028	260,000	256,630
			1,002,320
	Total Corporate Bonds (Cost $9,324,872)		9,299,580
	U.S. Treasury Securities — 10.1%
	United States Treasury Inflationary Indexed Bonds, 0.125%, 2/15/2052	544,790	361,326
	United States Treasury Notes,
	0.875%, 9/30/2026	1,000,000	894,766
	1.125%, 2/15/2031	1,200,000	987,000
	2.25%, 11/15/2024	550,000	528,086
	3.375%, 5/15/2033	500,000	482,266
	3.50%, 2/15/2033 - 2/15/2039	1,000,000	960,156
	4.125%, 11/15/2032	550,000	562,117
	United States Treasury Notes Inflationary Index,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	0.125%, 7/15/2024 - 1/15/2031	$3,562,842	$ 3,229,000
	1.125%, 1/15/2033	224,015	214,782
	Total U.S. Treasury Securities (Cost $8,245,575)		8,219,499
	Mortgage Backed — 8.4%
[b,e]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1, 3.805% due 1/25/2049	36,539	34,304
[b]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	245,000	196,515
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-J1 Class B4, 2.611% due 4/25/2051	100,000	40,112
[b,e]	Series 2021-J1 Class B5, 2.611% due 4/25/2051	100,000	34,957
[b,e]	Series 2021-J1 Class B6, 2.611% due 4/25/2051	99,907	28,711
	COMM Mortgage Trust, CMBS, Series 2015-LC23 Class ASB, 3.598% due 10/10/2048	273,522	265,239
[b,e]	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class A1, 2.206% due 1/25/2067	261,382	217,325
	Federal Home Loan Mtg Corp., Pool SE9046, 3.00% due 12/1/2051	265,038	231,754
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool SD1669, 2.50% due 1/1/2052	285,444	242,050
	Pool SD8205, 2.50% due 4/1/2052	492,841	417,646
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	69,242	60,418
	Federal National Mtg Assoc., UMBS Collateral,
	Pool CB1388, 2.50% due 8/1/2051	583,162	494,922
	Pool FS2122, 3.00% due 3/1/2052	279,171	246,656
	Pool MA4512, 2.50% due 1/1/2052	800,315	679,062
	Pool MA4548, 2.50% due 2/1/2052	574,376	487,332
	Pool MA4579, 3.00% due 4/1/2052	233,284	205,536
	Pool MA4623, 2.50% due 6/1/2052	571,927	484,721
[f]	Pool MA4653 3.00% due 7/1/2052	551,347	485,162
[b,e]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class B3, 4.032% due 12/25/2049	115,580	99,565
[b,e]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	229,276	205,049
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-NQM2 Class A1, 1.073% due 9/25/2056	224,064	182,986
[b,e]	Series 2021-NQM3 Class A1, 1.595% due 11/25/2056	340,635	286,282
[b,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	46,500	44,342
[b,e]	MFRA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 3.875% due 9/25/2056	290,758	270,181
[b,e]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	374,538	339,924
[b]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	250,000	202,688
	Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2019-1 Class MA, 3.50% due 7/25/2058	47,068	44,072
[b]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	250,000	200,385
[b,e]	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2018-2 Class B3, 3.69% due 7/25/2048	160,344	139,259
	Total Mortgage Backed (Cost $7,192,726)		6,867,155
	Loan Participations — 0.2%
	Commercial & Professional Services — 0.2%
	Commercial Services & Supplies — 0.2%
[g]	Imagefirst Holdings LLC, 10.021% (LIBOR 3 Month + 4.50%) due 4/27/2028	199,491	194,005
			194,005
	Total Loan Participations (Cost $196,486)		194,005
	Exchange-Traded Funds — 3.9%
	Invesco DB Agriculture Fund	19,822	417,650
	Invesco DB Base Metals Fund	34,412	617,695
[a]	SPDR Gold Shares Fund	5,318	948,040
[a]	United States Oil Fund LP	18,356	1,166,524
	Total Exchange-Traded Funds (Cost $2,756,602)		3,149,909
	Short-Term Investments — 8.5%
[h]	Thornburg Capital Management Fund	696,498	6,964,978
	Total Short-Term Investments (Cost $6,964,978)		6,964,978
	Total Investments — 100.4% (Cost $76,842,213)		$82,011,725
	Liabilities Net of Other Assets — (0.4)%		(306,258)

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2023 (Unaudited)

Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
Net Assets — 100.0%		$81,705,467

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2023
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Buy	1,093,820	7/31/2023	1,195,094	$ —	$ (20,471)
Euro	SSB	Buy	1,100,000	7/31/2023	1,201,846	23,373	—
Japanese Yen	MSC	Buy	246,842,000	7/31/2023	1,717,385	—	(157,130)

Total						$23,373	$(177,601)

Net unrealized appreciation (depreciation)							$(154,228)

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Morgan Stanely & Co. Inc. ("MSC").

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023, the aggregate value of these securities in the Fund’s portfolio was $12,817,516, representing 15.69% of the Fund’s net assets.
c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
d	Security currently fair valued by the Valuation and Pricing Committee.
e	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2023.
f	When-issued security.
g	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2023.
h	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
EUR	Denominated in Euro
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Summit Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2023 (Unaudited)

Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/22	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/23	Dividend Income
Thornburg Capital Mgmt. Fund	$1,326,366	$31,913,893	$(26,275,281)	$-	$-	$6,964,978	$190,552